Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 100.1%	Shares	Value
Commodity - 24.3%
abrdn Physical Platinum Shares ETF (a)	19,925	$ 2,495,008
Global X Uranium ETF (a)	59,275	2,410,714
VanEck Gold Miners ETF	93,760	5,922,819
		10,828,541
Equity - 72.3%
Amplify Transformational Data Sharing ETF	44,875	2,670,960
Industrial Select Sector SPDR Fund	41,800	6,354,018
Schwab U.S. Large-Cap Growth ETF	203,050	6,197,086
SPDR Portfolio S&P 500 ETF	78,550	5,961,945
SPDR S&P Homebuilders ETF	49,740	5,670,360
Vanguard FTSE Pacific ETF	62,690	5,392,594
		32,246,963
Fixed Income - 3.5%
iShares Broad USD High Yield Corporate Bond ETF	13,220	497,469
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,910	556,249
Vanguard Intermediate-Term Corporate Bond ETF	5,785	482,585
		1,536,303

Investments at Value - 100.1% (Cost $43,833,553)		$ 44,611,807

Liabilities in Excess of Other Assets - (0.1%)		(27,333)

Net Assets - 100.0%		$ 44,584,474

(a)	Non-income producing security.